FINANCING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income, Nonoperating [Abstract]
Schedule of Financing Income (Expenses), Net
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

Short-term interest expenses commissions and other	(1,994)	(1,585)	(1,923)
Loss in respect of marketable securities and other investments	(107)	(89)	(3,860)
Interest expenses in respect of long-term loans	(24)	(311)	(654)
Interest income in respect of deposits	2,010	1,649	995
Income related to taxes positions	75	425	35
Exchange rate differences and others, net	120	(1,641)	(537)
	80	(1,552)	(5,944)